Annual Fund Operating Expenses - Retail Class - Transamerica Mid Cap Growth	Mar. 01, 2021
A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	1.19%
C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.94%
I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.88%